Fees Summary	Sep. 16, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of this offering is $200,000,000.
Narrative - Max Aggregate Offering Amount	200,000,000
Final Prospectus	true